Commitments and Contingencies - Management Fees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Management fees for the Period/Year ending December 31,
2014 (period)	$ 1,895
2015	3,872
2016	4,000
2017	4,108
2018	4,231
Thereafter	8,860
Total	$ 26,966